CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Limited partners	Redemption-exchange units	Special limited partner units	BBUC exchangeable shares	Capital Limited partners	Retained earnings Limited partners	Ownership changes Limited partners	Accumulated other comprehensive income (loss) Limited partners		Preferred securities	Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2020		$ 11,337	$ 1,928	$ 1,549	$ 0	$ 0	$ 2,275	$ (235)	$ 68	$ (180)	[1]	$ 15	$ 7,845
Net income (loss)		2,153	258	228	157			258					1,510
Other comprehensive income (loss)		283	64	57						64	[1]		162
Total comprehensive income (loss)		2,436	322	285	157			258		64	[1]		1,672
Contributions		1,094											1,094
Distributions and capital paid		(2,129)	(20)	(17)	(157)			(20)					(1,935)
Ownership changes	[2]	(1,740)	105	194				60	82	(37)	[1]		(2,039)
Unit repurchases			(83)				(83)
Acquisition of interest		2,085											2,085
Ending balance (Previously stated) at Dec. 31, 2021		13,000	2,252	2,011	0	0	2,192	63	150	(153)	[1]	15	8,722
Ending balance (Adoption of new accounting standards) at Dec. 31, 2021	[3]	17	2	2		1		1		1	[4]		12
Ending balance at Dec. 31, 2021		13,017	2,254	2,013		1	2,192	64	150	(152)	[4]	15	8,734
Net income (loss)		240	36	34		28		36				27	115
Other comprehensive income (loss)		(331)	(43)	(39)		(50)				(43)	[4]		(199)
Total comprehensive income (loss)		(91)	(7)	(5)		(22)		36		(43)	[4]	27	(84)
Contributions		3,262										1,475	1,787
Distributions and capital paid	[5]	(2,496)	(19)	(17)		(14)		(19)				(27)	(2,419)
Ownership changes	[6]	869	(3)	7		(6)		16	(24)	5	[4]		871
Unit repurchases	[5]	(78)	(78)				(78)
Issuance of BBUC exchangeable shares	[7]	0	(739)	(680)		1,419			(786)	47	[4]
Acquisition of interest	[8]	3,946											3,946
Ending balance at Dec. 31, 2022		18,429	1,408	1,318	0	1,378	2,114	97	(660)	(143)	[4]	1,490	12,835
Net income (loss)		3,777	482	451		472		482				83	2,289
Other comprehensive income (loss)		288	16	15		15				16	[4]		242
Total comprehensive income (loss)		4,065	498	466		487	0	482		16	[4]	83	2,531
Contributions		1,561										(750)	1,561
Distributions and capital paid	[5]	(5,197)	(19)	(17)		(18)		(19)				(833)	(4,310)
Ownership changes	[6]	(321)	27	25		28		(11)	41	(3)	[4]		(401)
Unit repurchases	[5]	(5)	(5)				(5)
Ending balance at Dec. 31, 2023		$ 18,532	$ 1,909	$ 1,792	$ 0	$ 1,875	$ 2,109	$ 549	$ (619)	$ (130)	[4]	$ 740	$ 12,216

[1]	See Note 20 for additional information.
[2]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[3]	See Note 2(ae) for further details.
[4]	See Note 20 for additional information.
[5]	See Note 19 for additional information on distributions and Unit repurchases.
[6]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[7]	See Note 1 and Note 19 for additional information on BBUC exchangeable shares.
[8]	See Note 3 for additional information.